UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Guerrilla Capital Management, LLC

Address:    The Chrysler Building
            405 Lexington Ave., 39th Floor
            New York, NY 10174

13F File Number: 028-13784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter Siris
Title:      Managing Member
Phone:      646-783-4555

Signature, Place and Date of Signing:


/s/ Peter Siris                     New York, NY         August 14, 2012
--------------------------     ----------------------    -----------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:   $24,377
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AMERICAN LORAIN CORP                COM        027297100  2,019      1,835,786 SH         SOLE        NONE     1,835,786
ASBURY AUTOMOTIVE GROUP INC         COM        043436104    463         19,551 SH         SOLE        NONE        19,551
ASIA ENTN & RESOURCES LTD           SHS        G0539K108    860        212,763 SH         SOLE        NONE       212,763
CHANGYOU COM LTD               ADS REP CL A    15911M107    342         16,180 SH         SOLE        NONE        16,180
CHINA BOTANIC PHARMACEUTICAL        COM        16890Y104     80        123,336 SH         SOLE        NONE       123,336
CHINA GREEN AGRICULTURE INC         COM        16943W105    167         46,918 SH         SOLE        NONE        46,918
CHINANET ONLINE HLDGS INC           COM        16949H102     30         43,404 SH         SOLE        NONE        42,769
CHINA PHARMA HLDGS INC              COM        16941T104    721      2,119,956 SH         SOLE        NONE     2,119,956
CHINA SHENGDA PACKAGING GROU        COM        16950V107     62         85,211 SH         SOLE        NONE        85,211
CHINA TRANSINFO TECHNLGY COR        COM        169453107     92         16,625 SH         SOLE        NONE        16,625
CHINA XD PLASTICS CO LTD            COM        16948F107  1,772        386,997 SH         SOLE        NONE       386,997
CHINA XINIYA FASHION LTD       SPONSORED ADR   16950W105     24         16,969 SH         SOLE        NONE        16,969
CHINA YIDA HOLDINGS CO            COM NEW      16945D204    700      1,077,408 SH         SOLE        NONE     1,077,408
CHINACAST EDU CORP                  COM        16946T109    240        369,477 SH         SOLE        NONE       369,477
DERMA SCIENCES INC             COM PAR $.01    249827502    165         17,293 SH         SOLE        NONE        17,293
ENDEAVOUR INTL CORP               COM NEW      29259G200    232         27,616 SH         SOLE        NONE        27,616
EVER GLORY INTL GRP INC           COM NEW      299766204     46         29,259 SH         SOLE        NONE        29,259
EVOLUTION PERTROLEUM CORP           COM        30049A107    168         20,186 SH         SOLE        NONE        20,186
FLAMEL TECHNOLOGIES SA         SPONSORED ADR   338488109    122         27,693 SH         SOLE        NONE        27,693
FUSHI COPPERWELD INC                COM        36113E107  5,210        663,124 SH         SOLE        NONE       663,124
GENERAL STEEL HOLDINGS INC          COM        370853103      8         43,985 SH         SOLE        NONE        43,985
GOLDCORP INC NEW                    COM        380956409    307          8,148 SH         SOLE        NONE         8,148
GULF RESOURCES INC            COM PAR $0.0005  40251W309    267        219,101 SH         SOLE        NONE       219,101
IMAX CORP                           COM        45245E109    899         37,412 SH         SOLE        NONE        37,412
LENTUO INTL INC                SPONSORED ADS   526353107     35         18,396 SH         SOLE        NONE        18,396
LIHUA INTL INC                      COM        532352101    125         22,807 SH         SOLE        NONE        22,807
LITHIA MTRS INC                    CL A        536797103    545         25,138 SH         SOLE        NONE        25,138
LJ INTL INC                         ORD        G55312105    525        329,945 SH         SOLE        NONE       329,945
NEW ORIENTAL ED & TECH GRP I     SPON ADR      647581107    247         10,100 SH         SOLE        NONE        10,100
PENSKE AUTOMOTIVE GRP INC           COM        70959W103    374         17,615 SH         SOLE        NONE        17,615
QKL STORES INC                    COM NEW      74732Y204    418        264,821 SH         SOLE        NONE       264,821
RICKS CABARET INTL INC            COM NEW      765641303    378         43,660 SH         SOLE        NONE        43,660
SONIC AUTOMOTIVE INC               CL A        83545G102    810         59,225 SH         SOLE        NONE        59,225
SORL AUTO PTS INC                   COM        78461U101    738        306,075 SH         SOLE        NONE       306,075
TIANYIN PHARMACEUTICAL CO IN        COM        88630M104    104        211,723 SH         SOLE        NONE       211,723
YONGYE INTL INC                     COM        98607B106  2,876        930,649 SH         SOLE        NONE       930,649
ZHONGPIN INC                        COM        98952K107  2,205        239,454 SH         SOLE        NONE       239,454

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